UNAUDITED CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY - USD ($)	Class A ordinary shares not subject to possible redemption Ordinary Shares	Class A Ordinary Share Ordinary Shares	Class A Ordinary Share	Class B Ordinary Shares Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Mar. 21, 2021	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Mar. 21, 2021	0	0		0
Increase (decrease) in stockholders' (deficit) equity
Class B ordinary share issued to initial shareholder				$ 805	24,195	0	25,000
Class B ordinary share issued to initial shareholder (in shares)				8,050,000
Net loss					0	(15,859)	(15,859)
Balance at the end at Mar. 31, 2021				$ 805	24,195	(15,859)	9,141
Balance at the end (in shares) at Mar. 31, 2021				8,050,000
Balance at the beginning at Mar. 21, 2021	$ 0	$ 0		$ 0	0	0	0
Balance at the beginning (in shares) at Mar. 21, 2021	0	0		0
Increase (decrease) in stockholders' (deficit) equity
Net loss							(15,859)
Balance at the end at Sep. 30, 2021				$ 805	24,195	(15,859)	9,141
Balance at the end (in shares) at Sep. 30, 2021				8,050,000
Balance at the beginning at Mar. 21, 2021	$ 0	$ 0		$ 0	0	0	0
Balance at the beginning (in shares) at Mar. 21, 2021	0	0		0
Increase (decrease) in stockholders' (deficit) equity
Class B ordinary share issued to initial shareholder		$ 0		$ 805	24,195	0	25,000
Class B ordinary share issued to initial shareholder (in shares)		0		8,050,000
Sale of 1,060,000 Private Placement Shares		$ 106		$ 0	10,599,894	0	$ 10,600,000
Sale of 1,060,000 Private Placement Shares (in shares)		1,060,000		0			1,060,000
Accretion for Class A Ordinary Shares to redemption		$ 0	$ (28,178,166)	$ 0	(17,533,406)	(10,644,761)	$ (28,178,166)
Proceeds allocated to Public Warrants		0	$ (7,475,000)	0	7,475,000	0	7,475,000
Offering costs associated with issuance of Public Warrant		0		0	(565,683)	0	(565,683)
Net loss		0		0	0	(229,230)	(229,230)
Balance at the end at Dec. 31, 2021	$ 106	$ 106		$ 805	0	(10,873,991)	(10,873,080)
Balance at the end (in shares) at Dec. 31, 2021	1,060,000	1,060,000		8,050,000
Balance at the beginning at Mar. 31, 2021				$ 805	24,195	(15,859)	9,141
Balance at the beginning (in shares) at Mar. 31, 2021				8,050,000
Increase (decrease) in stockholders' (deficit) equity
Net loss					0	0
Balance at the end at Jun. 30, 2021				$ 805	24,195	(15,859)	9,141
Balance at the end (in shares) at Jun. 30, 2021				8,050,000
Increase (decrease) in stockholders' (deficit) equity
Net loss					0	0	0
Balance at the end at Sep. 30, 2021				$ 805	24,195	(15,859)	9,141
Balance at the end (in shares) at Sep. 30, 2021				8,050,000
Balance at the beginning at Dec. 31, 2021	$ 106	$ 106		$ 805	0	(10,873,991)	(10,873,080)
Balance at the beginning (in shares) at Dec. 31, 2021	1,060,000	1,060,000		8,050,000
Increase (decrease) in stockholders' (deficit) equity
Accretion for Class A Ordinary Shares to redemption	$ 0			$ 0	0	(23,624)	(23,624)
Net loss					0	(2,763,995)	(2,763,995)
Balance at the end at Mar. 31, 2022	$ 106			$ 805	0	(13,661,610)	(13,660,699)
Balance at the end (in shares) at Mar. 31, 2022	1,060,000			8,050,000
Balance at the beginning at Dec. 31, 2021	$ 106	$ 106		$ 805	0	(10,873,991)	(10,873,080)
Balance at the beginning (in shares) at Dec. 31, 2021	1,060,000	1,060,000		8,050,000
Increase (decrease) in stockholders' (deficit) equity
Net loss							(4,274,946)
Balance at the end at Sep. 30, 2022	$ 106			$ 805	0	(16,473,759)	(16,472,848)
Balance at the end (in shares) at Sep. 30, 2022	1,060,000			8,050,000
Balance at the beginning at Mar. 31, 2022	$ 106			$ 805	0	(13,661,610)	(13,660,699)
Balance at the beginning (in shares) at Mar. 31, 2022	1,060,000			8,050,000
Increase (decrease) in stockholders' (deficit) equity
Accretion for Class A Ordinary Shares to redemption					0	(316,795)	(316,795)
Net loss					0	(162,106)	(162,106)
Balance at the end at Jun. 30, 2022	$ 106			$ 805	0	(14,140,511)	(14,139,600)
Balance at the end (in shares) at Jun. 30, 2022	1,060,000			8,050,000
Increase (decrease) in stockholders' (deficit) equity
Accretion for Class A Ordinary Shares to redemption					(74,503)	(984,403)	(1,058,906)
Net loss					0	(1,348,845)	(1,348,845)
Balance at the end at Sep. 30, 2022	$ 106			$ 805	$ 0	$ (16,473,759)	$ (16,472,848)
Balance at the end (in shares) at Sep. 30, 2022	1,060,000			8,050,000